Commitments and Contingencies - Schedule of Future Lease Payments (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Future Lease Payments [Abstract]
2025 (excluding the six months ended June 30, 2025)	$ 30,306
2026	76,372	$ 66,674
2027	80,190	76,372
2028	84,200	80,190
Thereafter	73,675
Total future minimum lease payments	344,743	381,111
Less effect of discounting	(56,858)	(68,944)
Present value of future minimum lease payments	$ 287,885	$ 312,167